Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP014 [Member]
Significant Accounting Policies [Line Items]
Schedule of Investments Plan’s Net Assets

The following investments represent more than 10% of the Plan’s net assets available for benefits at December 31, 2025 and 2024:

	2025	2024
Galliard Stable Return Fund E	$-	$135,270
Vanguard Target Retirement 2040	209,572	159,261
Vanguard Target Retirement 2045	344,432	256,278
Vanguard Target Retirement 2050	285,443	208,101